NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Debt Disclosure [Abstract]
Interest expense, debt	$ 136,367	$ 46,838	$ 213,720	$ 78,391